Evergreen High Income Municipal Bond Fund: Semiannual Report as of November 30, 2002

table of contents

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	PORTFOLIO MANAGER INTERVIEW
9	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2002.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.

LETTER TO SHAREHOLDERS

January 2003

William M. Ennis President and Chief Executive Officer	Dennis H. Ferro President and Chief Investment Officer

Dear Evergreen Shareholder:

We are pleased to provide the semiannual report for the Evergreen High Income Municipal Bond Fund, which covers the six-month period ended November 30, 2002.

Market analysis

Over the past six months, investors in the municipal bond market experienced another large dose of volatility. Uncertainty over the strength of the economic recovery and fears of war and terror combined frequently to threaten those in the fixed income markets. While strength in stocks during early autumn competed with bonds for investment dollars, those investors employing proper diversification strategies managed to weather the storm on a relative basis. While many other areas within the financial markets remained in turmoil, many municipal bond investors benefited from falling yields due in part to increased geopolitical risks, uncertainty related to the strength of the economic recovery, and continued volatility in the equity markets.

Several developments occurred recently within the municipal bond market. First, the weaker than expected economic recovery has resulted in lower tax receipts for most municipalities, increasing the need for new debt issuance. Second, this increased supply was met by a healthy demand for bonds that were suitable for a broad range of investment needs. Third, many investors exiting the equity markets placed their assets in short-term, liquid issues. Fourth, as 2002 progressed, the yield curve began to flatten as buyers on the long end gradually emerged. Finally, those issues emphasizing total return outperformed income-based products, benefiting from declining yields and price increases.

Perhaps the most interesting development was the solid performance of tax-exempt bonds despite the increased supply.

LETTER TO SHAREHOLDERS continued

Ordinarily, extra supply hinders return potential, yet uncertainty in the equity markets resulted in higher than normal demand for municipal securities. Money flowed from equity funds due to the uncertain economy, and as the corporate accounting scandals widened, flows increased further into a wide variety of bond structures, including municipals.

Looking forward, we believe several of the uncertainties currently affecting investors will continue, resulting in a more narrow range for yields. Concerns about the extent of the economic recovery may linger in coming months, potentially providing further opportunities for total return investors in the municipal market. As clarity increases on the recovery, though, yields may increase, rewarding income-oriented investors. In addition, the potential war with Iraq and fears of terrorism may also positively affect performance, as investors continue to seek the relative stability and return potential of the municipal bond market.

Importance of diversification

The volatility we have experienced in the financial markets over the past several months offers many reasons for building and maintaining a diversified portfolio rather than making investment decisions based on anticipated market movements. Exposure to various types of investments should remain a key component of a well-balanced portfolio. Establishing a Systematic Investment Plan* (SIP) can also be an effective tool to help you achieve your investment goals. As with all investment decisions, remember to

* A regular investment program neither provides assurance of making a profit nor guarantees against loss in a declining market. You should consider your ability to make regular investments through periods of fluctuating price levels before choosing any regular investment plan.

LETTER TO SHAREHOLDERS continued

consult your financial advisor to develop a strategy that will support your long-term objectives.

Please visit our newly enhanced Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you can also access our quarterly online shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continuing support of Evergreen Investments.

William M. Ennis
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of November 30, 2002

“. . . we expect to continue to focus on providing downside protection for the fund by emphasizing high-quality bonds, which carry little credit risk, and short-duration securities, which have minimal exposure to interest rate changes.”

MANAGEMENT TEAM

B. Clark Stamper
Stamper Capital & Investments, Inc. Lead Manager

CURRENT INVESTMENT STYLE2

PERFORMANCE AND RETURNS1

Portfolio Inception Date: 3/21/1985
	Class A	Class B	Class C	Class I
Class Inception Date	12/1/1994	3/21/1985	8/18/1997	10/6/1997

6-month return with sales charge	-3.18%	-3.76%	-0.79%	N/A

6-month return w/o sales charge	1.60%	1.22%	1.22%	1.73%

Average Annual Return*

1 year with sales charge	-0.90%	-1.77%	1.20%	N/A

1 year w/o sales charge	4.01%	3.23%	3.23%	4.27%

5 year	3.25%	3.18%	3.27%	4.48%

10 year	4.98%	4.85%	4.74%	5.36%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front End	CDSC	Front End
			1.00%
			CDSC

30-day SEC yield	3.58%	3.01%	3.01%	4.01%

Tax-equivalent yield**	5.83%	4.90%	4.90%	6.53%

6-month income dividends per share	$0.17	$0.14	$0.14	$0.18

* Adjusted for maximum applicable sales charge, unless noted. ** Assumes a maximum 38.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered by the fund’s predecessor fund, Davis Tax-Free High Income Fund. The historical returns for Classes A, C and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher. The advisor is currently waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

2 Source: Morningstar, Inc.

Morningstar’s Style Box is based on a portfolio date as of 9/30/2002.

The fixed income Style Box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen High Income Municipal Bond Fund Class A shares,1 versus a similar investment in the Lehman Brothers Municipal Bond Index (LBMBI) and the Consumer Price Index (CPI).

The LBMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994.

The fund’s investment objective is non-fundamental and may be changed without the vote of the fund’s shareholders.

The fund’s yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to the federal alternative minimum tax.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of November 30, 2002, and subject to change.

PORTFOLIO MANAGER INTERVIEW

How did the fund perform?

The fund’s Class A shares had a total return of 1.60% for the six-month period ended November 30, 2002, excluding any applicable sales charges. During the same period, the Lehman Brothers Municipal Bond Index (LBMBI) returned 3.67%, while the median return of funds in the Lipper High Yield Municipal Debt Classification was 1.69%. Lipper Inc. is an independent monitor of mutual fund performance.

We believe achieving average returns with very low interest rate risk and low credit risk reflects superior performance on a risk-adjusted basis.

PORTFOLIO CHARACTERISTICS
(as of 11/30/2002)

Total Net Assets	$914,295,223

Average Credit Quality*	AA

Average Maturity	15.4 years

Average Duration	1.9 years

*Source: Standard & Poor’s

What factors affected fund performance during the period?

We had very little confidence in the economy or in the investment potential for higher-yielding municipal securities. As a result, we adopted a cautious strategy, emphasizing downside protection by taking very little credit-quality or interest-rate risk. Despite this cautious strategy that minimized investment risk, the fund still was able to turn in performance comparable to the returns generated by its Lipper peer group, in which many competitors accepted substantially more credit and interest rate risk. While the fund trailed the unmanaged LBMBI for the six months, we took less interest rate risk than the index. We outperformed the index during the final two months of the fiscal year when yields on securities with maturities of two years and longer started to rise.

What were your principal strategies during the period?

Concerned about market volatility, we correctly anticipated both that economic growth would continue to slow and that higher-yielding, high-credit-risk bonds would be volatile in a time of economic uncertainty. As a result, we focused the fund primarily on higher-quality securities, especially compared to our high yield peer group, and we kept the fund’s duration short to protect against increases in market interest rates. Duration measures a bond’s sensitivity to changes in interest rates. While the short duration of the portfolio prevented us from benefiting from declining interest rates early in the period, the decision to minimize interest rate risk helped during the final two months as longer-term yields started to climb again. In addition, because our performance came from tax-free income produced by municipal securities, we did not expose shareholders to taxable capital gains from securities that rose in price when interest rates declined.

At the end of the period, average credit quality was AA, while average duration was just under two years.

PORTFOLIO MANAGER INTERVIEW continued

PORTFOLIO QUALITY*
(as a percentage of 11/30/2002 portfolio assets)

AAA	54.6%

AA	13.7%

A	16.4%

BBB	3.5%

BB	1.8%

B	4.5%

C	0.5%

Not Rated	5.0%

*Source: Standard & Poor’s

What types of investments particularly influenced performance?

The best performance came from investments in two different municipal securities that were both backed by revenues from St. Francis Hospital in Pennsylvania. Both the Allegheny County, Pennsylvania, and Newcastle, Pennsylvania, bonds appreciated in price by about 20%, contributing to fund performance. Our investment in these bonds was the result of credit analysis. We also avoided the major blowups in the high yield sector, including bonds backed by airline revenues. For example, we did not own any bonds backed by either US Airways or United Airlines, both of which filed for bankruptcy protection. Our investments in bonds backed by proceeds from the tobacco litigation settlement helped performance, as did our emphasis on cushion bonds. Cushion bonds have higher coupons that are not trading at premium prices because they can be called back by issuers if interest rates decline.

PORTFOLIO COMPOSITION
(as a percentage of 11/30/2002 portfolio assets)

Industrial Development Revenue	22.0%

Hospital	12.3%

Housing	7.5%

Utility	6.1%

Water & Sewer	5.4%

Port Authority	4.7%

Tobacco Revenue	4.5%

Education	3.5%

General Obligation - Local	3.2%

Airport	2.1%

Other	28.7%

What is your outlook for the next six months?

We believe the economy will continue to be weak and that lower-quality bonds will become even riskier. The signs of this weakness are becoming more pervasive. Unemployment has risen to 6%, while new automobile sales have fallen sharply, despite the presence of extended zero-percent financing offers. Recently, several major corporations have announced shortfalls in their pension plans and consumer confidence has declined dramatically. In addition, we are seeing signs that real estate values have peaked and could be turning down. While early holiday-season retail sales have been brisk, shoppers seem to be concentrating on heavily discounted items that provide retailers with only thin profit margins. In the public sector, many state governments waited until after the November elections to announce big spending cuts because of declining tax revenues.

PORTFOLIO MANAGER INTERVIEW continued

Given this outlook, we expect to continue to focus on providing downside protection for the fund by emphasizing high-quality bonds, which carry little credit risk, and short-duration securities, which have minimal exposure to interest rate changes.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2002 (unaudited)
		Year Ended May 31,			Year Ended September 30,
		2002	2001	2000[1]	1999	1998	1997
CLASS A2
Net asset value, beginning of period	$8.70	$8.65	$8.34	$8.66	$9.19	$9.22	$9.15
Income from investment operations
Net investment income	0.17	0.40	0.48	0.32	0.47	0.54	0.57
Net realized and unrealized gains or losses on securities	-0.03	0.04	0.30	-0.27	-0.52	0.04	0.11
Total from investment operations	0.14	0.44	0.78	0.05	-0.05	0.58	0.68

Distributions to shareholders from
Net investment income	-0.17	-0.39	-0.47	-0.37	-0.48	-0.56	-0.59
Net realized gains	0	0	0	0	0	-0.05	-0.02
Total distributions to shareholders	-0.17	-0.39	-0.47	-0.37	-0.48	-0.61	-0.61

Net asset value, end of period	$8.67	$8.70	$8.65	$8.34	$8.66	$9.19	$9.22
Total return[3]	1.60%	5.20%	9.61%	0.58%	-0.61%	6.53%	7.66%
Ratios and supplemental data
Net assets, end of period (thousands)	$483,639	$396,272	$180,898	$133,552	$174,441	$243,878	$92,020
Ratios to average net assets
Expenses[4]	0.93%[5]	0.83%	0.90%	1.03%[5]	1.06%	1.04%	1.26%
Net investment income	3.81%[5]	4.39%	5.49%	5.75%[5]	5.30%	5.37%	6.60%
Portfolio turnover rate	30%	79%	68%	30%	73%	126%	113%

1.  For the eight months ended May 31, 2000. The fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

2.  On March 17, 2000, the Evergreen High Income Municipal Bond Fund acquired the net assets of the Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for periods prior to March 17, 2000 are those of Davis Tax-Free High Income Fund, Inc.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2002 (unaudited)
		Year Ended May 31,			Year Ended September 30,
		2002	2001	2000[1]	1999	1998	1997
CLASS B2
Net asset value, beginning of period	$8.68	$8.62	$8.31	$8.63	$9.16	$9.19	$9.12
Income from investment operations
Net investment income	0.14	0.33	0.42	0.28	0.41	0.49	0.53
Net realized and unrealized gains or losses on securities	-0.03	0.06	0.30	-0.28	-0.53	0.02	0.08
Total from investment operations	0.11	0.39	0.72	0	-0.12	0.51	0.61

Distributions to shareholders from
Net investment income	-0.14	-0.33	-0.41	-0.32	-0.41	-0.49	-0.52
Net realized gains	0	0	0	0	0	-0.05	-0.02
Total distributions to shareholders	-0.14	-0.33	-0.41	-0.32	-0.41	-0.54	-0.54

Net asset value, end of period	$8.65	$8.68	$8.62	$8.31	$8.63	$9.16	$9.19
Total return[3]	1.22%	4.54%	8.81%	0.01%	-1.39%	5.74%	6.89%
Ratios and supplemental data
Net assets, end of period (thousands)	$231,765	$208,427	$195,029	$175,826	$228,440	$255,300	$132,934
Ratios to average net assets
Expenses[4]	1.68%[5]	1.59%	1.65%	1.79%[5]	1.82%	1.80%	2.02%
Net investment income	3.07%[5]	3.70%	4.76%	5.01%[5]	4.54%	4.62%	5.87%
Portfolio turnover rate	30%	79%	68%	30%	73%	126%	113%

1.  For the eight months ended May 31, 2000. The fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

2.  On March 17, 2000, the Evergreen High Income Municipal Bond Fund acquired the net assets of the Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for periods prior to March 17, 2000, are those of Davis Tax-Free High Income Fund, Inc.

3.  Excluding applicable sales charges

4.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

5.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended November 30, 2002 (unaudited)
		Year Ended May 31,			Year Ended September 30,
		2002	2001	2000[1]	1999	1998	1997[2]
CLASS C3
Net asset value, beginning of period	$8.73	$8.68	$8.37	$8.69	$9.22	$9.25	$9.20
Income from investment operations
Net investment income	0.14	0.33	0.43	0.28	0.42	0.49	0.04
Net realized and unrealized gains or losses on securities	-0.03	0.05	0.29	-0.28	-0.54	0.03	0.03
Total from investment operations	0.11	0.38	0.72	0	-0.12	0.52	0.07

Distributions to shareholders from
Net investment income	-0.14	-0.33	-0.41	-0.32	-0.41	-0.50	-0.02
Net realized gains	0	0	0	0	0	-0.05	0
Total distributions to shareholders	-0.14	-0.33	-0.41	-0.32	-0.41	-0.55	-0.02

Net asset value, end of period	$8.70	$8.73	$8.68	$8.37	$8.69	$9.22	$9.25
Total return[4]	1.22%	4.41%	8.77%	0.05%	-1.34%	5.74%	0.77%
Ratios and supplemental data
Net assets, end of period (thousands)	$191,328	$124,281	$64,890	$32,942	$41,642	$36,594	$2,430
Ratios to average net assets
Expenses[5]	1.68%[6]	1.58%	1.65%	1.77%[6]	1.83%	1.77%	2.03%[6]
Net investment income	3.05%[6]	3.65%	4.70%	5.02%[6]	4.53%	4.65%	5.85%[6]
Portfolio turnover rate	30%	79%	68%	30%	73%	126%	113%

1.  For the eight months ended May 31, 2000. The fund changed its fiscal year end from September 30 to May 31, efective May 31, 2000.

2.  For the period from August 18, 1997 (commencement of class operations), to September 30, 1997.

3.  On March 17, 2000, the Evergreen High Income Municipal Bond Fund acquired the net assets of the Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for periods prior to March 17, 2000, are those of Davis Tax-Free High Income Fund, Inc.

4.  Excluding applicable sales charges

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

6.  Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	SIx Months Ended November 30, 2002 (unaudited)
		Year Ended May 31,			Year Ended September 30,
		2002	2001	2000[1]	1999	1998[2]
CLASS I3,4
Net asset value, beginning of period	$8.70	$8.64	$8.33	$8.66	$9.19	$9.20
Income from investment operations
Net investment income	0.18	0.42	0.52	0.33	0.48	0.54
Net realized and unrealized gains or losses on securities	-0.03	0.05	0.29	-0.28	-0.52	0.03
Total from investment operations	0.15	0.47	0.81	0.05	-0.04	0.57

Distributions to shareholders from
Net investment income	-0.18	-0.41	-0.50	-0.38	-0.49	-0.53
Net realized gains	0	0	0	0	0	-0.05
Total distributions to shareholders	-0.18	-0.41	-0.50	-0.38	-0.49	-0.58

Net asset value, end of period	$8.67	$8.70	$8.64	$8.33	$8.66	$9.19
Total return	1.73%	5.59%	9.90%	0.63%	-0.51%	6.34%
Ratios and supplemental data
Net assets, end of period (thousands)	$7,563	$3,964	$1,452	$189	$1,292	$883
Ratios to average net assets
Expenses[5]	0.68%[6]	0.58%	0.66%	0.83%[6]	0.93%	0.93%[6]
Net investment income	4.02%[6]	4.64%	5.70%	5.95%[6]	5.43%	5.49%[6]
Portfolio turnover rate	30%	79%	68%	30%	73%	126%

1.  For the eight months ended May 31, 2000. The fund changed its fiscal year end from September 30 to May 31, effective May 31, 2000.

2.  For the period from October 6, 1997 (commencement of class operations), to September 30, 1998.

3.  Effective at the close of business on May 11, 2001, Class\x11 Y shares were renamed as Institutional shares (Class I).

4.  On March 17, 2000, the Evergreen High Income Municipal Bond Fund acquired the net assets of the Davis Tax-Free High Income Fund, Inc. Davis Tax-Free High Income Fund, Inc. was the accounting and performance survivor in this transaction. The financial highlights for periods prior to March 17, 2000 are those of Davis Tax-Free High Income Fund, Inc.

5.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers.

6.  Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS 81.4%
AIRPORT 2.1%
Broward Cnty., FL Arpt. Sys. RB, 5.75%, 10/01/2012	AAA	$ 1,210,000	$ 1,348,001
Clark Cnty., NV Passenger Facs. RB, 6.25%, 07/01/2011	AAA	130,000	133,003
Dade Cnty., FL Aviation RB, 6.60%, 10/01/2022	AAA	110,000	112,578
Houston, TX Arpt. Sys. RB, Spl. Facs., Continental Airlines:
Ser. E, 5.88%, 07/01/2012	AAA	1,000,000	1,097,630
Ser. E, 6.75%, 07/01/2029	B+	10,000,000	5,791,200
Louisville & Jefferson Cnty., KY Arpt. Sys. RB, 5.50%, 07/01/2013	AAA	6,370,000	6,558,743
Memphis Shelby Cnty., TN Arpt. Auth. RB, 5.50%, 02/15/2007	AAA	1,500,000	1,536,420
Oklahoma Arpt. Trust RB, 7.70%, 07/01/2008	AAA	200,000	204,990
San Francisco, CA City & Cnty. Arpt. RB, 6.00%, 05/01/2014	AAA	2,095,000	2,164,093
18,946,658
CAPITAL IMPROVEMENTS 0.0%
Santa Clara, CA Local Govt. Fin. Auth. RB, 6.00%, 02/01/2014	AAA	410,000	410,107
COMMUNITY DEVELOPMENT DISTRICT 1.0%
California CDA RB, 2.75%, 05/15/2029	NR	1,950,000	1,950,000
Los Angeles, CA Community Redev. Agcy. Tax Allocation RB:
6.00%, 12/01/2016	AAA	3,500,000	3,571,855
Ser. G, 6.75%, 07/01/2010	NR	930,000	938,417
Menlo Park, CA CDA RB, 8.25%, 12/01/2028	Aa	2,700,000	2,714,499
9,174,771
CONTINUING CARE RETIREMENT COMMUNITY 0.9%
Albuquerque, NM Hlth. Care Sys. RB, Lovelace Med. Foundation Proj., 12.00%, 03/01/2011	A	120,000	120,937
Allegany Cnty., MD IDRB, Morgan Manor Care Ctr., 12.45%, 02/01/2027	A	885,000	1,014,342
Belmont Cnty., OH Hlth. Sys. RB, East Ohio Regl. Hosp., 5.80%, 01/01/2018	BB	3,000,000	2,376,060
Brevard, NC Hsg. Auth. RB, Ascend Healthcare, 7.50%, 03/01/2028	NR	500,000	125,000
Carmel, IN Retirement Rental Hsg. RB, Beverly Enterprises, 8.75%, 12/01/2008	NR	398,000	410,354
Connecticut Dev. Hlth. Care RB, Independent Living Proj., Ser. B, 8.00%, 07/01/2017	NR	585,000	618,433
Crossville, TN Hlth. & Ed. Board RB, Mtge. First Century Place,
7.75%, 06/01/2013	NR	500,000	507,610
Dover, TN Hlth. & Ed. Facs. RB, Wessex Corp., 9.50%, 09/01/2011	NR	240,000	240,540
Kentucky Econ. Dev. Fin. Auth. RRB, Retirement Hsg. Foundation, 2.40%, 12/01/2028	A	1,700,000	1,700,000
New Tazewell, TN Hlth. & Ed. RB, 10.00%, 06/01/2017	NR	395,000	396,039
Pell City, AL Spl. Care Facs. Fin. Auth. RB, Ser. A, 8.50%, 07/01/2018	NR	500,000	513,715
8,023,030
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
EDUCATION 3.4%
Auburn, AL Univ. RB, 5.25%, 06/01/2013	AAA	$ 6,860,000	$ 7,091,799
Botkins, OH Sch. Dist. RB, 7.20%, 12/01/2009	AAA	315,000	316,336
Clemson Univ., SC COP, 6.90%, 12/01/2007	AAA	100,000	101,920
Florida Agriculture & Mechanical RB, 6.50%, 07/01/2023	AAA	445,000	451,052
Florida Board of Regents Student Apt. Facs. RB, 6.10%, 10/01/2020	AAA	200,000	202,564
Gwinnett Cnty., GA Sch. Dist. RB, 5.38%, 02/01/2009	AA+	1,400,000	1,423,058
Illinois Ed. Facs. Auth. RRB, 5.50%, 11/15/2019	BBB-	500,000	414,675
Illinois Student Assistance Loan RB, Sr. Ser. B, 6.40%, 03/01/2005	Aaa	450,000	460,233
Kane Cnty., IL Sch. Dist. 101 RB, 5.25%, 12/30/2013	Aaa	6,000,000	6,373,140
Kansas City, MO EDA RB, 8.00%, 12/01/2002	NR	150,000	150,015
Lake Central, IN Multi-Dist. Sch. RB, 4.40%, 01/15/2010	AAA	775,000	804,698
Marietta, OH City Sch. Dist. RB, 5.75%, 12/01/2007	AAA	300,000	307,002
Massachusetts Ed. Loan Auth. RB:
6.00%, 01/01/2012	AAA	250,000	267,937
7.75%, 01/01/2008	AAA	250,000	250,668
Massachusetts Hlth. Ed. Facs. RB:
6.63%, 07/01/2025	AAA	515,000	526,351
7.20%, 07/01/2009	AAA	115,000	116,909
8.30%, 07/01/2003	A-	125,000	125,662
8.30%, 07/01/2004	A-	125,000	125,663
Missouri Sch. Boards Assn. COP, 7.38%, 03/01/2006	AAA	65,000	65,940
Montevallo, AL American Village Pub. RB, 6.75%, 02/01/2031	AAA	900,000	955,989
New York Dorm. Auth. RB:
5.25%, 07/01/2010	A3	1,360,000	1,447,829
5.75%, 07/01/2012	A3	1,000,000	1,096,140
6.38%, 07/01/2007	AAA	1,175,000	1,219,767
North Texas Higher Ed. Auth., Inc. RB, 6.30%, 04/01/2010	A2	100,000	102,478
Northside, TX Independent Sch. Dist. RRB, 5.00%, 02/15/2009	AAA	3,620,000	3,648,200
Orleans Parish, LA Sch. Board RB, 0.00%, 02/01/2008 (n)	AAA	100,000	79,172
Pennsylvania Higher Ed. Fac. RB, 5.88%, 11/15/2021	AAA	1,100,000	1,147,916
Rhode Island Hlth. & Ed. Bldg. Corp. RB, 6.38%, 04/01/2012	AAA	2,000,000	2,068,100
West Allegheny, PA Sch. Dist. RB, 6.25%, 02/01/2014	AAA	25,000	25,088
31,366,301
ELECTRIC REVENUE 0.1%
Manitowoc, WI Elec. RB, 6.10%, 08/01/2007	A1	750,000	755,415
North Carolina Muni. Pwr. Agcy. RB, 6.00%, 01/01/2020	AAA	295,000	295,832
1,051,247
GENERAL OBLIGATION LOCAL 3.3%
Aberdeen, SD GO, 6.90%, 07/01/2004	AAA	250,000	251,153
Bettendorf, IA GO, 5.40%, 06/01/2008	AAA	625,000	636,719
Birmingham Carraway, AL GO, 5.10%, 08/15/2004	AAA	100,000	105,152
Bristol, CT GO, 7.40%, 06/15/2004	AAA	100,000	101,920
Dallas Cnty., TX Util. & Reclamation GO, 0.00%, 02/15/2014 (n)	AAA	625,000	336,069
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION LOCAL continued
Dallas, TX GO, 5.90%, 02/15/2004	AAA	$ 395,000	$ 396,386
District of Columbia GO, 5.75%, 06/01/2007	AAA	2,330,000	2,423,386
Dover Township, NJ GO, 5.40%, 03/15/2003	AAA	500,000	501,695
Euless, TX GO, 5.10%, 02/15/2004	AAA	545,000	546,537
Fairfield Cnty., SC GO, 6.50%, 09/01/2014	AAA	2,600,000	2,681,718
Garner, NC GO, 6.50%, 06/01/2006	AA-	275,000	285,065
Hamilton Creek, CO Metro Dist. GO, 11.25%, 12/01/2004	NR	180,000	149,400
Kane Cnty., IL Sch. Dist. GO, 6.35%, 12/01/2005	AAA	400,000	409,304
Leander, TX Independent Sch. Dist. GO, 0.00%, 08/15/2028 G	AAA	22,055,000	4,695,289
Mentor, OH GO, 7.15%, 12/01/2011	Aa3	500,000	531,850
Miami, FL GO, 6.50%, 01/01/2015	AAA	825,000	837,037
Mobile Cnty., AL GO, 5.30%, 02/01/2008	AA-	5,870,000	6,022,737
New Bedford, MA GO, 5.75%, 03/01/2006	Baa2	300,000	307,866
New Haven, CA Unified Sch. Dist. GO, Ser. B, 0.00%, 08/01/2013 (n)	AAA	650,000	391,814
New York, NY GO:
7.50%, 02/01/2005	A	1,775,000	1,809,240
Ser. F, 5.13%, 08/01/2013, (Insd. by MBIA)	AAA	2,675,000	2,834,697
Oak Park, MI Sch. Dist. GO, 6.00%, 06/01/2009	AAA	750,000	771,975
Spokane Cnty., WA Sch. Dist. GO, 5.85%, 12/01/2005	A1	450,000	450,112
Sumter Cnty., SC Sch. Dist. GO, 5.90%, 04/01/2014	AAA	580,000	598,316
Vermont Muni. Bond Bank GO, 6.25%, 12/01/2019	A+	750,000	765,810
Wichita, KA GO, 5.65%, 09/01/2008	AA	300,000	303,981
Zanesville, OH GO, Ser. A, 6.90%, 12/01/2009	AAA	605,000	616,616
29,761,844
GENERAL OBLIGATION STATE 1.4%
California GO, 6.25%, 10/01/2019	A+	15,000	15,523
Texas GO:
6.45%, 06/01/2023	AA	1,500,000	1,530,405
6.50%, 12/01/2021	AA	5,800,000	5,859,682
Utah GO, 4.50%, 07/01/2011	AAA	5,000,000	5,166,800
12,572,410
HOSPITAL 12.1%
Alachua Cnty., FL Hlth. Facs. RB, Mental Hlth. Svcs. Proj.:
5.75%, 12/01/2015, (Insd. by FSA)	AAA	1,130,000	1,146,950
7.75%, 07/01/2010, (Insd. by FSA)	AAA	547,000	562,327
Allegheny Cnty., PA Hosp. Dev. Auth. RB:
5.75%, 05/15/2027	B3	2,500,000	2,270,950
6.00%, 10/01/2013	AAA	355,000	363,161
6.00%, 11/01/2023	AAA	1,295,000	1,324,099
9.25%, 11/15/2030	B+	18,500,000	20,165,370
California CDA COP, 2.75%, 05/15/2029	A	2,950,000	2,950,000
California Hlth. Facs. Auth. RB:
5.45%, 10/01/2013	AAA	100,000	100,740
6.13%, 08/01/2022	AAA	885,000	905,116
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
California Hlth. Facs. Fin. RB:
6.25%, 09/01/2015	A+	$ 250,000	$ 255,740
Cnty. Program, Ser. B, 7.20%, 01/01/2012	Aaa	120,000	121,992
Clarksville, IN RB, 2.40%, 12/01/2025	A	1,700,000	1,700,000
Connecticut Hlth. & Ed. Facs. Auth. RB:
6.63%, 07/01/2014	AAA	295,000	306,210
6.63%, 07/01/2018	AAA	200,000	204,736
Culpeper, VA IDA RRB, Med. Facs. America, 6.40%, 01/15/2003	AA-	250,000	250,918
Cuyahoga Cnty., OH Hosp. RB, 6.25%, 08/15/2010	AAA	300,000	308,475
Delaware Hlth. Facs. Auth. RB, 7.00%, 10/01/2003	AAA	1,500,000	1,506,600
Erie Cnty., PA Hosp. Auth. RB, 6.13%, 07/01/2013	AAA	665,000	680,368
Gainesville, GA Redev. Auth. First Mtge. RB, Ser. A, 8.00%,
04/01/2026	NR	200,000	100,000
Hawaii Dept. of Budget & Fin. RRB, Hawaiian Elec. Co., Inc., 6.50%, 07/01/2022	AAA	3,000,000	3,069,540
Highlands Cnty., FL Hlth. Facs. RB, 5.25%, 11/15/2023 #	A-	550,000	531,740
Hillsborough Cnty., FL Hosp. Auth. RB, 6.38%, 10/01/2013	AAA	2,350,000	2,404,355
Huntington Cnty., PA Hosp. Auth. RB:
7.40%, 08/01/2003	AA	440,000	452,646
7.88%, 08/01/2011	AA	1,010,000	1,039,694
Illinois Hlth. Facs. Auth. RB:
7.60%, 08/15/2010	AAA	926,000	950,724
Ser. A, 7.90%, 08/15/2003	AAA	162,000	164,916
Elmhurst Memorial Hosp., 6.50%, 01/01/2012	AAA	1,290,000	1,337,343
Indiana Hlth. Facs. Hosp. RB:
5.75%, 07/01/2015	AAA	120,000	122,774
6.40%, 05/01/2012	AAA	3,000,000	3,069,960
6.80%, 01/01/2017	Aaa	515,000	525,939
Community Hosp. Proj., 6.85%, 07/01/2022	AAA	3,255,000	3,331,818
Jacksonville, FL Hlth. Facs. Hosp. RB:
Ser. A:
8.00%, 10/01/2006	NR	575,000	517,632
8.00%, 10/01/2015	NR	5,620,000	4,777,225
Ser. B, 8.00%, 10/01/2015	NR	250,000	212,510
Univ. Med. Ctr. Proj., 6.60%, 02/01/2021	AAA	1,325,000	1,355,939
Jefferson Cnty., KY Hlth. Facs. RB, 6.50%, 05/01/2015	AAA	1,000,000	1,041,520
Lakewood, OH Hosp. Impt. RB, Lakewood Hosp., 6.00%, 02/15/2010	AAA	415,000	420,893
Langhorne, PA Hosp. Auth. RB, 7.00%, 06/15/2015	AAA	405,000	411,723
Louisiana Pub. Facs. Auth. Hosp. RB:
6.00%, 11/01/2022	AAA	250,000	255,618
6.00%, 09/01/2035	Baa1	1,000,000	949,250
6.50%, 11/01/2014	AAA	350,000	354,900
7.00%, 11/01/2005	AAA	100,000	101,670
Macon Cnty., GA Med. Foundation, Inc. RRB, Flint River Community Hosp., 9.00%, 03/01/2011	NR	750,000	751,065
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
Madison Cnty., IN Hosp. Auth. Facs. RB, Ser. A, 8.00%, 01/01/2014	AAA	$ 1,585,000	$ 1,613,055
Maricopa Cnty., AZ Hlth. Facs. RB, 5.75%, 07/01/2011	AAA	545,000	557,372
Martin Cnty., FL Hlth. Facs. RB, 7.38%, 11/15/2012	AAA	200,000	201,534
Michigan Hosp. Fin. Auth. RB, 6.10%, 08/15/2022	AAA	1,025,000	1,048,216
Mississippi Hosp. Equip. & Facs. RB:
6.40%, 01/01/2007	AAA	250,000	259,125
6.70%, 01/01/2018	AAA	895,000	916,095
Nacogdoches Cnty., TX Hosp. Dist. RB, 5.50%, 05/15/2008	AAA	790,000	803,762
New Castle, PA Area Hosp. Auth. RRB:
Ser. A, 6.50%, 11/15/2009	B3	1,010,000	857,106
Ser. A, 6.50%, 11/15/2017	B3	170,000	144,007
New Jersey Hlth. Care Facs. RB:
5.75%, 07/01/2016	AAA	3,330,000	3,533,430
6.50%, 07/01/2021	AAA	860,000	891,390
6.63%, 07/01/2016	AAA	720,000	746,280
New York Med. Care Facs. Fin. Agcy. RB:
6.63%, 11/01/2018	AAA	1,020,000	1,056,924
7.35%, 02/15/2029	AAA	280,000	291,284
7.40%, 11/01/2004	AAA	1,090,000	1,118,994
7.50%, 11/01/2011	AAA	585,000	604,129
Long Term Hlth. Care, Ser. B, 7.38%, 11/01/2011	AAA	1,100,000	1,119,360
Mental Hlth. Svcs., 7.38%, 02/15/2014	AA-	25,000	25,100
North Central, TX Hlth. Fac. Dev. RB, 5.75%, 08/15/2013	AAA	5,550,000	5,666,605
Oakland, CA Hlth. Facs. RB, East Oakland Hlth. Ctr., Ser. A, 7.60%, 10/01/2020	A+	300,000	304,260
Orange Cnty., FL Hlth. Facs. Auth. RB, 6.00%, 11/15/2022	AAA	660,000	682,598
Peninsula,VA Hosp. Facs. RRB, 8.70%, 08/01/2023	AAA	500,000	594,475
Piedmont, NC Hlth. Dev. Auth. RRB, Nash Grove Manor, Inc., 8.00%, 01/01/2013	NR	500,000	500,745
Pima Cnty., AZ Indl. Dev. Hlth. Care Corp. RB:
6.75%, 07/01/2010	AAA	1,000,000	1,013,680
6.75%, 07/01/2016	AAA	390,000	404,313
8.00%, 07/01/2013	AAA	455,000	462,553
Rio Grande Valley, TX Hlth. Facs. Hosp. RB, 6.38%, 08/01/2022	AAA	940,000	961,601
Saginaw, MI Hosp. Fin. Auth. RB, 6.00%, 07/01/2021	AAA	1,780,000	1,784,523
San Antonio, TX Hlth. Facs. RB, 8.25%, 12/01/2019	NR	1,250,000	1,276,150
Savannah, GA EDA RB, First Mtge. Coastal Care Resources, 7.75%, 09/01/2027	NR	1,000,000	448,750
Sayre, PA Hlth. Care Facs. Auth. RB, 6.38%, 07/01/2022	AAA	2,435,000	2,491,297
Sierra Vista, AZ Dev. Auth. RRB, Sierra Vista Med. Investment,
8.50%, 08/01/2010	NR	415,000	415,544
South Carolina Jobs Econ. RB, Ebenezer Nursing, 6.90%, 01/20/2037	AAA	2,300,000	2,568,088
St. Clair Cnty., MI Hlth. & Ed. RB, 6.00%, 08/15/2027	AAA	350,000	357,865
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOSPITAL continued
St. Petersburg, FL Hlth. Facs. Auth. RB, 6.50%, 11/15/2010	AAA	$ 500,000	$ 511,730
Suffolk Cnty., NY Indl. Dev. Agcy. Civic Fac. RB:
Ser. C, 4.70%, 11/01/2009	BBB	380,000	384,419
Ser. C, 4.90%, 11/01/2010	BBB	400,000	402,464
Ser. C, 5.00%, 11/01/2011	BBB	420,000	421,936
Ser. C, 5.10%, 11/01/2012	BBB	440,000	442,469
Tarrant, Cnty., TX Hlth. Fac. RB, Adventist Hlth. Sys., 6.13%, 11/15/2022	AAA	645,000	667,265
Tyler, TX Hlth. Facs. Dev. Corp. RB, 6.50%, 07/01/2022	AAA	1,720,000	1,759,956
Univ. of Arizona Med. Ctr. Hosp. RB, 6.25%, 07/01/2016	AAA	445,000	455,293
Utah Board of Regents RB:
5.50%, 08/01/2014	AAA	1,000,000	1,083,030
5.50%, 08/01/2016	AAA	1,055,000	1,129,989
Waco, TX Hlth. Facs. Dev. Corp. RB:
7.13%, 09/01/2014	AAA	850,000	872,695
Hillcrest Baptist Med. Ctr. Proj., 7.00%, 09/01/2005	AAA	105,000	107,252
Ward Cnty., ND Hlth. Care Fac. RB, St. Joseph Hosp. Corp. Proj., 8.88%, 11/15/2014	AAA	900,000	1,030,041
Washington Cnty., OK Med. Auth. RB, J. Phillips Hosp., 6.13%, 11/01/2014	AAA	1,060,000	1,063,180
Wataga, IL Hlth. Facs. RB, 10.00%, 09/01/2016	NR	1,000,000	499,990
Wichita, KS RB, CSJ Hlth. Sys., 7.20%, 10/01/2015	A+	130,000	133,160
Wisconsin Hlth. & Edl. Facs. Auth. RB, 7.38%, 07/15/2027	NR	1,595,000	239,250
110,299,475
HOUSING 7.3%
Austin, TX Hsg. Fin. Corp. SFHRB, 0.00%, 02/01/2016 (n)	C	4,070,000	513,553
Battery Park City Auth., NY RB, 10.00%, 06/01/2023	AAA	290,000	291,493
Beverly, WV Hsg. Corp. Mtge. RB, Beverly Manor, 11.00%, 11/15/2022, (Insd. by FHA)	NR	360,000	416,146
Charlotte, NC Hsg. Auth. RB, 7.50%, 03/01/2028	NR	500,000	300,000
Colorado HFA RB, Ser. B 2, 7.00%, 05/01/2026	Aa2	825,000	839,751
Cook Cnty., IL SFHRB, 0.00%, 07/01/2015 (n)	BB	35,000	9,080
Corpus Christi, TX HFA SFHRB, Ser. A, 7.70%, 07/01/2011	AAA	410,000	419,028
De Kalb Cnty., GA Hsg. MHRB, 5.00%, 09/01/2011	AAA	1,050,000	1,079,914
Delaware Econ. Dev. MHRB:
0.00%, 12/20/2027 (n)	AAA	16,825,000	2,125,166
9.75%, 07/20/2020	AAA	180,000	186,060
Delaware Hsg. Auth. RB, 7.20%, 12/01/2021	Aa3	1,070,000	1,081,941
District of Columbia HFA RB, 7.75%, 09/01/2016	AAA	222,500	223,653
Duval Cnty., FL SFHRB:
0.00%, 10/01/2032 (n)	NR	4,905,000	660,360
6.30%, 06/01/2029	Aaa	950,000	989,064
Florida HFA RB:
0.00%, 12/01/2029, (Insd. by FSA) (n)	AAA	5,545,000	1,053,162
0.00%, 07/01/2030, (Insd. by FSA) (n)	AAA	11,200,000	1,766,128
Franklin Cnty., OH MHRB, 6.50%, 03/01/2026 #	Aa2	485,000	516,501
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
Houston, TX Hsg. Fin. Corp. RRB, Ser. A, 8.00%, 06/01/2014	A	$ 30,000	$ 30,597
Idaho Hsg. Agcy. RB, 6.85%, 07/01/2024	AA	445,000	454,349
Illinois Hsg. Dev. Auth. MHRB, 0.00%, 07/01/2025 (n)	AAA	6,963,282	844,646
Lake Charles, LA Non Profit Hsg. RB, Ser. A, 7.88%, 02/15/2025	AAA	2,460,000	2,542,656
Lee Cnty., FL HFA RB, 6.95%, 09/01/2026	Aaa	315,000	324,189
Leon Cnty., FL HFA SFHRB, Multi-Cnty. Proj., Ser. B, 6.25%, 07/01/2019, (Insd. by GNMA)	AAA	360,000	377,309
Loma Linda, CA Collateralized RRB, Multifamily Redlands, 7.38%, 06/01/2009	AAA	785,000	789,043
Los Angeles, CA MHRB:
7.30%, 07/20/2011, (Insd. by GNMA)	AAA	165,000	165,507
8.10%, 05/01/2017, (Insd. by GNMA)	Aaa	115,000	119,892
Ser. A, 7.00%, 05/01/2006, (Insd. by GNMA)	AAA	25,000	25,090
Luzerne Cnty., PA Hsg. Corp. RB, 8.13%, 12/01/2008	NR	520,000	520,957
Manatee Cnty., FL HFA Mtge. RB, 0.00%, 10/01/2015 (n)	BBB	28,680	7,240
Manchester, NH Hsg. & Redev. Auth. RB:
Ser. B, 0.00%, 01/01/2016, (Insd. by ACA) (n)	A	4,990,000	2,400,390
Ser. B, 0.00%, 01/01/2017, (Insd. by ACA) (n)	A	5,140,000	2,299,944
Ser. B, 0.00%, 01/01/2018, (Insd. by ACA) (n)	A	5,110,000	2,134,498
Ser. B, 0.00%, 01/01/2019, (Insd. by ACA) (n)	AA	2,570,000	1,060,176
Ser. B, 0.00%, 01/01/2020, (Insd. by ACA) (n)	AA	2,640,000	1,013,760
Maryland Community Dev. Dept. SFHRB, 7.30%, 04/01/2025	Aa2	60,000	61,130
Massachusetts HFA RB:
6.60%, 12/01/2026	A+	125,000	129,710
6.88%, 11/15/2011	AAA	1,935,000	1,985,310
6.95%, 06/01/2016	A+	160,000	163,262
Minnesota, HFA RB, 6.50%, 01/01/2026	AA+	450,000	459,364
Missouri Hsg. Dev. Commission RB:
7.00%, 09/15/2021, (Insd. by FHA)	AAA	80,000	81,138
7.00%, 09/15/2022, (Insd. by FHA)	AA+	100,000	101,417
Ser. B, 0.00%, 09/01/2012, (Insd. by FHA) (n)	AA+	505,000	266,009
Mobile, AL Hsg. Assistance Corp. RRB, 7.63%, 08/01/2023, (Insd. by FHA)	AAA	295,000	297,971
Montgomery Cnty., MD MHRB, 7.38%, 07/01/2032	A3	490,000	494,111
Montgomery Cnty., MD SFHRB, 6.63%, 07/01/2028	Aa2	420,000	425,603
Montgomery Knolls Hsg. Dev. Corp. RB, 9.75%, 12/01/2027	AAA	300,000	320,802
Nebraska Investment Fin. MHRB, Hardy Bldg. Proj., 8.50%, 10/01/2019	NR	420,000	421,382
Nevada Hsg. Division RB, 7.75%, 04/01/2022	AA	120,000	120,781
New Hampshire HFA RB:
7.70%, 07/01/2029	A+	200,000	200,262
7.75%, 07/01/2023	A+	280,000	282,948
New Orleans, LA Hsg. Dev. Corp. RB, Tulane Avenue Proj., 7.88%, 06/01/2010	A-	275,000	276,851
North Carolina Hsg. Fin. & Dev. Auth. SFHRB, Ser. HH, 6.20%, 03/01/2018	AA	855,000	880,180
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
HOUSING continued
North Dakota Hsg. Fin. Agcy. SFHRB, 6.80%, 07/01/2023	A+	$ 830,000	$ 842,475
Odessa, TX Hsg. Fin. Corp. RB, 0.00%, 06/01/2012 (n)	AAA	450,000	296,982
Ohio HFA SFHRB, 0.00%, 01/15/2015 (n)	AAA	25,000	7,919
Oklahoma HFA SFHRB, 0.00%, 09/01/2030 (n)	Aaa	2,650,000	475,304
Philadelphia, PA Redev. Auth. Mtge. Corp. RB, 6.95%, 05/15/2024	AAA	750,000	758,670
Pinellas Cnty., FL Hsg. Fin. RB, 6.25%, 10/01/2025	Aaa	975,000	1,007,029
Puerto Rico Hsg. Fin. Corp. RB, 3.35%, 06/01/2003	AAA	5,000,000	5,034,850
Puerto Rico Pub. Bldg. Auth. RRB, 5.75%, 07/01/2015	AAA	1,500,000	1,554,255
Rhode Island Hsg. & Mtge. Fin. RB:
6.50%, 04/01/2027	AA+	940,000	959,590
6.70%, 10/01/2012	AA+	2,500,000	2,511,750
Homeownership Corp.:
6.75%, 10/01/2025	AA+	10,000,000	10,047,400
7.55%, 10/01/2022	AA+	25,000	25,242
San Francisco, CA City & Cnty. Redev. Agcy. Mtge. RB, 6.85%,
07/01/2024	AAA	3,435,000	3,500,402
Tampa, FL Home Mtge. RB, 0.00%, 10/01/2014, (Insd. by FHA) (n)	BB+	1,260,000	284,760
Tulare Cnty., CA Hsg. Auth. RB, 7.50%, 08/01/2023	AAA	900,000	928,593
Utah HFA RB, RHA Community Svcs. Proj., Ser. A, 6.88%, 07/01/2027	NR	1,000,000	940,850
Valdosta, GA Hsg. Auth. RB, 6.05%, 08/01/2024	Aaa	150,000	151,715
Vermont HFA Home Mtge. RB, Ser. B, 7.60%, 12/01/2024	AAA	165,000	166,031
Washington Hsg. Fin. Commission RB, 5.20%, 12/01/2008	Aaa	235,000	248,151
Wisconsin Hsg. & EDA RB, 6.85%, 11/01/2012	AA	145,000	147,800
Wood Glen, TX Hsg. Fin. Corp. RB, Ser. A, 7.65%, 07/01/2022	AAA	1,000,000	1,005,340
Wyoming CDA SFHRB:
5.80%, 12/01/2008	AA	455,000	486,463
6.55%, 06/01/2028	AA	165,000	167,597
7.25%, 06/01/2007	AA	875,000	878,955
66,977,597
INDUSTRIAL DEVELOPMENT REVENUE 21.6%
Beaver Cnty., PA PCRB, 7.63%, 05/01/2020	BBB	2,900,000	3,090,008
Bloomington, IL IDRB, 9.88%, 10/01/2006	Baa3	765,000	794,223
Boston, MA IDRB, 6.50%, 09/01/2035	Baa3	1,000,000	966,400
Brazos River Auth., TX PCRB, 6.50%, 12/01/2027	AAA	200,000	204,054
Bryan Cnty., OK EDRB, 8.60%, 07/01/2010	B1	410,000	368,078
Burlington, KS PCRB, Kansas Gas & Elec. Co. Proj., 7.00%,
06/01/2031, (Insd. by MBIA)	AAA	2,715,000	2,838,533
California PCRB:
6.00%, 07/01/2027	AAA	950,000	971,432
6.40%, 12/01/2024	AAA	23,500,000	24,044,025
Carlton, WI PCRB, 6.13%, 10/01/2005	AA-	5,000,000	5,115,650
Casa Grande, AZ IDA RB, 8.25%, 12/01/2015	NR	940,000	856,547
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Clarion Cnty., PA IDA RRB, Beverly Enterprises, Inc., 5.88%,
05/01/2007	NR	$ 500,000	$ 487,935
Clark Cnty., NV IDRB, 6.70%, 06/01/2022	AAA	15,895,000	16,460,862
Clark Cnty., NV PCRB, 6.60%, 06/01/2019	AAA	4,460,000	4,618,776
Clark County, NV IDRRB, 7.20%, 10/01/2022	AAA	1,500,000	1,570,275
Columbia Cnty., PA IDA RB, Orangeville Nursing Ctr. Associates,
9.00%, 12/01/2012	NR	400,000	397,688
Columbus, MS IDRB, 5.90%, 12/01/2011	D	200,000	123,000
Cuyahoga Cnty., OH IDRB, 8.75%, 09/15/2007	Ca	1,000,000	983,230
Dade Cnty., FL IDRB, Solid Wst. Disposal, 7.15%, 02/01/2023	A	5,250,000	5,290,005
Fairfield Cnty., SC PCRB, 6.50%, 09/01/2014	A-	500,000	515,710
Farmington, NM PCRB:
7.20%, 04/01/2021	AAA	1,150,000	1,192,090
El Paso Elec. Co. Proj., Ser. A, 6.38%, 06/01/2032	BB+	2,300,000	2,320,309
Forsyth, MT PCRB, 7.05%, 08/01/2021	AAA	605,000	613,397
Greenville Cnty., SC IDRB, 7.20%, 11/01/2021	BBB	505,000	510,287
Humbolt Cnty., NV PCRB:
6.55%, 10/01/2013	AAA	2,500,000	2,588,750
8.30%, 12/01/2014	A	9,100,000	9,897,797
Humphreys Cnty., TN IDRB, 6.70%, 05/01/2024	AA-	9,500,000	10,045,395
Illinois Dev. Fin. Auth. PCRB, 6.75%, 05/01/2016	A1	460,000	470,787
Jasper Cnty., IN PCRB, 7.10%, 07/01/2017	AAA	5,390,000	5,587,813
Kanawha Cnty., WV IDRB:
5.50%, 11/01/2008	NR	270,000	252,245
8.00%, 08/01/2020	A	1,930,000	1,961,073
Lawrence, MA IDRB, New Balance Realty Trust Proj., 10.00%,
10/01/2003	A-	55,000	55,365
Lehigh Cnty., PA IDA RB, 6.40%, 11/01/2021	AAA	435,000	445,109
Leon Cnty., TX PCRB, Nucor Corp., 8.00%, 07/01/2006	A+	425,000	427,066
Lewis & Clark Cnty., MT Environmental RB:
5.60%, 01/01/2027	C	200,000	37,000
5.85%, 10/01/2033	C	5,300,000	980,235
Liberty Cnty., GA IDA RB, Leconte Properties, Inc., Proj., 7.88%,
12/01/2014	BB	200,000	144,484
Marshall Cnty., WV PCRB, 6.85%, 06/01/2022	AAA	1,000,000	1,030,200
Maryland Indl. Fin. Auth. RB:
5.75%, 07/01/2015	A+	320,000	320,883
7.13%, 07/01/2006	A-	140,000	140,601
Mason Cnty., WV PCRB:
6.85%, 06/01/2022	AAA	600,000	614,214
7.88%, 11/01/2013	Baa1	2,255,000	2,255,045
Ser. H, 7.88%, 11/01/2013	AAA	2,605,000	2,678,461
Matagorda Cnty., TX Navigation Dist. RB, 6.70%, 03/01/2027	AAA	7,655,000	7,836,117
McKean Cnty., PA IDA RB, Corning Glass Works Proj., 7.75%,
06/01/2005	Baa1	200,000	189,876
McKeesport, PA IDA RB, 8.65%, 06/01/2011	Ba1	750,000	765,675
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
INDUSTRIAL DEVELOPMENT REVENUE continued
Mercer Cnty., ND PCRB, 6.65%, 06/01/2022	AAA	$ 1,000,000	$ 1,023,700
Mercer Cnty., PA IDA RB, Grumberg Associates, 13.00%, 06/01/2007	BBB-	740,000	760,572
Mesa Cnty., CO IDRB, 8.50%, 09/15/2006	Ca	1,020,000	996,285
Mississippi Business Fin. Corp. RB, 7.15%, 05/01/2016	AA-	150,000	153,719
Montana Board of Investment RB, Workers Compensation Prog., 6.88%, 06/01/2011	AAA	2,800,000	3,194,604
Montgomery Cnty., PA IDA RB, 7.50%, 01/01/2012	AA-	22,045,000	22,169,554
New Jersey EDA RB:
Continental Airlines, Inc. Proj., 6.25%, 09/15/2029	B+	5,000,000	3,138,450
Holt Hauling & Warehousing, 8.40%, 12/15/2015	NR	1,000,000	912,800
Norfolk, VA IDA RB, 6.50%, 12/01/2007	Aa2	2,000,000	2,041,040
Ohio Air Quality Dev. Auth. PCRB, 6.38%, 12/01/2020	AAA	1,000,000	1,023,270
Oklahoma Dev. Fin. Auth. RB:
4.80%, 08/15/2006	B-	110,000	94,590
5.63%, 08/15/2019	B-	635,000	490,436
5.63%, 08/15/2029	B-	40,000	29,103
5.75%, 08/15/2014	B-	100,000	81,505
Oklahoma IDA RB, 7.00%, 08/15/2003	AAA	200,000	207,996
Prince Georges Cnty., MD PCRB, 6.00%, 09/01/2022	A-	390,000	394,352
Rockport, IN PCRB, Ser. B, 7.60%, 03/01/2016	AAA	1,395,000	1,437,129
Rockport, IN PCRRB, Ser. B, 7.60%, 03/01/2016	AAA	1,500,000	1,557,000
Russell Cnty., VA IDA RB:
7.70%, 11/01/2007	Baa1	500,000	502,510
Ser. G, 7.70%, 11/01/2007	AAA	200,000	205,600
Saint Charles Parish, LA PCRB, 7.50%, 06/01/2021	AAA	500,000	517,150
Salem Cnty., NJ PCRB, E.I. DuPont-Chambers Works Proj., Ser. A,
6.50%, 11/15/2021	Aa3	1,150,000	1,163,294
Scottsdale, AZ Indl. Dev. Hosp. RB, 5.63%, 09/01/2012	AAA	100,000	101,265
South Charleston, WV IDRB, Chemical & Plastics, 8.00%, 08/01/2020	A	3,230,000	3,237,817
St. Charles Parish, LA PCRB, 7.35%, 11/01/2022	A	3,250,000	3,322,995
St. Clair Cnty., MI EDRB, 6.05%, 08/01/2024	AAA	410,000	419,487
Upper Potomac River, MD RB, 9.13%, 08/01/2015	A	1,510,000	1,521,476
Volusia Cnty., FL IDRB, 6.63%, 09/01/2016	AAA	355,000	359,438
Warren Cnty., PA IDA RRB, 9.00%, 11/01/2012	NR	250,000	255,330
West Feliciana Parish, LA PCRB:
7.70%, 12/01/2014	BB+	2,725,000	2,813,208
9.00%, 05/01/2015	NR	15,450,000	15,786,810
Westmoreland Cnty., PA IDRB, 6.00%, 07/01/2022	AAA	535,000	555,410
Wood Cnty., OH IDRB, Schutz Container Sys. Proj., Ser. A, 7.13%, 06/01/2013	NR	3,405,000	3,835,460
197,360,060
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
LEASE 2.0%
Indiana Commission Port Auth. RB, 6.88%, 05/01/2012	A1	$ 1,395,000	$ 1,435,790
Jefferson Cnty., CO COP, 6.65%, 12/01/2008	AAA	1,085,000	1,107,026
Philadelphia, PA Muni. Auth. RB:
6.40%, 11/15/2016	AAA	7,550,000	7,994,695
7.10%, 11/15/2005	AAA	650,000	673,855
Rocklin, CA COP, 4.90%, 09/01/2005	AAA	260,000	263,229
Sarasota Cnty., FL Sch. Board RRB, 5.00%, 07/01/2010	AAA	5,250,000	5,384,137
Southern California Rapid Transit Dist. COP, 7.50%, 07/01/2005	AAA	1,000,000	1,024,920
St. Louis, MO Muni. Fin. Corp. RB, 0.00%, 07/15/2014, (Insd. by AMBAC) (n)	AAA	1,500,000	806,760
18,690,412
MISCELLANEOUS REVENUE 0.7%
Austin, TX Convention Enterprise, RB:
6.60%, 01/01/2021	BBB-	1,000,000	1,016,500
6.70%, 01/01/2028	BBB-	500,000	509,790
Brazos River, TX Harbor Navigation Dist. RB, 6.63%, 05/15/2033	A	2,000,000	2,061,540
Cleveland, OH Non-Tax RB, 0.00%, 12/01/2009 (n)	AAA	810,000	545,276
Gulf Breeze, FL RB, 7.75%, 12/01/2015	AAA	460,000	467,636
Louisiana Pub. Facs. Auth. Hosp. RB, 8.00%, 10/01/2009	NR	341,910	74,793
Miami, FL Spl. Obl. RB, Ser. A, 7.38%, 07/01/2006	AAA	185,000	185,993
South Carolina Jobs EDA RB, 6.63%, 04/01/2036	BBB-	1,500,000	1,500,675
6,362,203
OTHER 0.1%
Steventon Parsonage LLC G (h)	NR	673,072	538,457
PORT AUTHORITY 4.6%
Baltimore, MD Port Facs. RB, E.I. Dupont De Nemours Corp., 6.50%,
12/01/2010	AA-	500,000	516,875
Brazos River Auth., TX RB, 6.70%, 03/01/2017	AAA	15,765,000	16,138,000
Coastal Wtr. Auth., TX Conveyance Sys. RB, 7.50%, 12/15/2016	AAA	20,000	20,192
Hillsborough Cnty. Port Dist. RB:
0.00%, 06/01/2013 (n)	AAA	1,565,000	868,403
0.00%, 12/01/2013 (n)	AAA	1,565,000	843,097
Lake Charles, LA Harbor & Term Dist. Port Facs. RB, 7.75%,
08/15/2022	A3	2,500,000	2,603,500
Louisiana Offshore Term RRB:
7.45%, 09/01/2004	A	1,000,000	1,004,300
7.60%, 09/01/2010	A	1,125,000	1,129,702
New Jersey Tpke. Auth. RB, 6.75%, 01/01/2008	AAA	1,895,000	1,954,124
New York & New Jersey Port. Auth. RB, 5.10%, 11/15/2009	AA-	200,000	206,878
Port Auth. NY & NJ Spl. Obl. RB:
6.25%, 12/01/2009	AAA	7,500,000	8,621,850
9.00%, 12/01/2006	B3	315,000	312,678
Puerto Rico Cmnwlth. Infrastructure RB, Ser. A, 7.75%, 07/01/2008	BBB+	395,000	402,979
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
PORT AUTHORITY continued
South Carolina Port Auth. RB:
6.50%, 07/01/2005	AAA	$ 675,000	$ 691,166
6.75%, 07/01/2021	AAA	1,905,000	1,950,606
St. Paul, MN Port Auth. IDA RB, Lottery:
Ser. K, 9.50%, 12/01/2014, (Insd. by FGIC)	AAA	235,000	246,221
Ser. N, 10.00%, 12/01/2014, (Insd. by FGIC)	AAA	250,000	262,563
Virginia Pocahontas Pkwy. Assoc. RB:
Ser. B, 0.00%, 08/15/2020 (n)	A	800,000	255,040
Ser. B, 0.00%, 08/15/2021 (n)	A	8,700,000	2,512,212
Ser. B, 0.00%, 08/15/2022 (n)	A	4,200,000	1,134,882
41,675,268
POWER 0.8%
North Carolina Eastern Muni. Pwr. Agcy. RB:
6.50%, 01/01/2017	AAA	100,000	103,420
7.00%, 01/01/2019	BBB+	905,000	908,502
Platte River, CO Pwr. Auth., RB, 5.75%, 06/01/2018	AA-	900,000	900,844
Southern Minnesota Muni. Pwr. Agcy. Supply RB, 5.00%, 01/01/2009	AAA	5,000,000	5,230,100
7,142,866
PUBLIC FACILITIES 0.4%
Crossings at Fleming Island, FL RB, Ser. A, 5.60%, 05/01/2012	AAA	2,000,000	2,232,240
Louisiana Pub. Facs. Auth. Hosp. RB, 5.75%, 05/15/2011	AAA	80,000	90,446
Michigan Muni. Bond Auth. RB, 8.63%, 11/01/2016	A	450,000	458,640
West Jefferson, AL Amusement & Pub. Park Auth. RB, 7.50%,
12/01/2008	AAA	780,000	874,091
3,655,417
RESOURCE RECOVERY 0.3%
Palm Beach Cnty., FL Solid Wst. Auth. RRB, 5.75%, 12/01/2004,
(Insd. by MBIA)	AAA	3,000,000	3,064,770
SOLID WASTE 1.6%
Blytheville, AR Solid Wst. RB, 6.90%, 12/01/2021	A+	7,250,000	7,476,055
Broward Cnty., FL Solid Wst. Disp. RB, 7.15%, 02/01/2023	A	200,000	201,524
Gulf Coast, TX Wst. Disp. Auth. RB, 6.38%, 04/01/2012	AAA	420,000	429,849
Oklahoma Ordinance Auth. RB, 7.88%, 03/01/2015	AAA	1,215,000	1,244,403
Orange Cnty., FL Solid Wst. Fac. RB, 6.38%, 10/01/2017	AAA	815,000	834,169
Spokane, WA Regl. Solid Wst. Mgmt. Sys. RB:
5.25%, 12/01/2010	AAA	1,465,000	1,599,033
5.25%, 12/01/2011	AAA	1,650,000	1,795,563
St. Lucie Cnty., FL Solid Wst. RB, 6.70%, 05/01/2027	A	245,000	250,204
Tulsa, OK Pub. Facs. Auth. Solid Wst. RB, Garden Martin Sys. Tulsa, Inc. Proj., 6.95%, 05/01/2007	AAA	425,000	432,012
14,262,812
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
SPECIAL TAX 0.0%
Orange Cnty., FL Tourist Dev. Tax RB, 6.00%, 10/01/2016	AAA	$ 335,000	$ 336,122
STUDENT LOAN 0.2%
Arkansas Student Loan Auth. RB, 6.40%, 06/01/2006	NR	500,000	506,175
Nebhelp, Inc., NE RB, 0.00%, 12/15/2015, (Insd. by MBIA) (n)	AAA	1,700,000	738,055
New Jersey, Higher Ed. Student Assistance Auth. RB, 5.50%, 06/01/2006	AAA	200,000	216,700
1,460,930
TOBACCO REVENUE 4.4%
Tobacco Settlement Auth., IA RRB:
5.30%, 06/01/2025	A	2,695,000	2,338,236
5.60%, 06/01/2035	A	16,350,000	14,037,947
6.00%, 06/01/2023	A	3,000,000	2,917,320
6.13%, 06/01/2032	A	4,000,000	3,844,680
6.25%, 06/01/2042	A	2,000,000	1,875,600
Tobacco Settlement Fin. Corp. LA RB, 5.88%, 05/15/2039	A	9,575,000	8,537,740
Tobacco Settlement Fin. Corp., NJ RB:
5.75%, 06/01/2032	A	2,500,000	2,351,700
6.00%, 06/01/2037	A	2,000,000	1,906,520
6.13%, 06/01/2042	A	2,500,000	2,384,275
Washington Tobacco Settlement Auth. RB, 6.63%, 06/01/2032	A	500,000	494,565
40,688,583
TRANSPORTATION 1.9%
Massachusetts Bay Trans., Auth. RB, 6.00%, 03/01/2012	AAA	7,745,000	7,973,168
Osceola Cnty., FL Trans. RB, 6.10%, 04/01/2017	AAA	500,000	511,510
Phoenix, AZ Street & Hwy. RB, 6.25%, 07/01/2011	AAA	1,355,000	1,434,538
Rail Connections, Inc., MA RB, Rte. 128 Parking:
Ser. B, 0.00%, 07/01/2023 (n)	BBB-	3,855,000	1,247,016
Ser. B, 0.00%, 07/01/2024 (n)	BBB-	4,000,000	1,213,200
Ser. B, 0.00%, 07/01/2025 (n)	BBB-	4,140,000	1,177,250
Ser. B, 0.00%, 07/01/2026 (n)	BBB-	4,195,000	1,118,429
Ser. B, 0.00%, 07/01/2027 (n)	BBB-	4,430,000	1,107,367
Ser. B, 0.00%, 07/01/2028 (n)	BBB-	4,495,000	1,053,493
Ser. B, 0.00%, 07/01/2029 (n)	BBB-	4,640,000	1,019,594
17,855,565
UTILITY 5.9%
Chicago, IL Gas Supply RB, 6.88%, 03/01/2015	A-	2,830,000	2,897,099
East Bay, CA Muni. Util. Wtr. Sys. RB, 5.20%, 06/01/2008	AAA	15,000,000	15,436,500
Garland, TX Util. Sys. RB, 6.00%, 03/01/2003	AAA	500,000	501,775
Hamilton, OH Elec. Sys. Mtge. RB, 6.00%, 10/15/2023	AAA	335,000	342,568
Hawaii Dept. of Budget & Fin. RRB, Hawaiian Elec. Co., Inc., 7.38%, 12/01/2020	AAA	1,085,000	1,111,257
M-S-R Pub. Pwr. Agcy., CA San Juan Proj. RB, 6.00%, 07/01/2022	AAA	605,000	606,785
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
UTILITY continued
Michigan Pub. Pwr. Agcy. RB, 5.50%, 01/01/2013	AAA	$ 2,000,000	$ 2,047,400
Montgomery Cnty., MD EDRB, Brink Reservoir Fac., 10.38%, 12/15/2014	A	425,000	444,767
New York Energy Research & Dev. RB, Ser. B, 7.15%, 09/01/2019	A-	2,485,000	2,542,528
Philadelphia, PA Gas Wrks. RB, 6.25%, 07/01/2008	AAA	4,500,000	4,709,610
Snohomish Cnty., WA Pub. Util. RB:
6.00%, 01/01/2013	AAA	2,385,000	2,444,124
Ser. A, 6.80%, 01/01/2005	A+	1,000,000	1,004,790
Sturgeon Bay, WI Combined Util. RB, 7.50%, 01/01/2010	AAA	40,000	40,219
Valdez, AK Marine Term RB, Sohio Pipeline, 7.13%, 12/01/2025	AA+	14,035,000	14,629,382
West Cedar Creek, TX Muni. Util. RB, 5.60%, 01/01/2008	AAA	355,000	356,356
Wisconsin Pub. Pwr., Inc. Sys. RB, 5.44%, 07/01/2014	AAA	5,000,000	5,172,400
54,287,560
WATER & SEWER 5.3%
Berkeley Cnty., SC Wtr. & Swr. RB, 6.50%, 06/01/2006	AAA	500,000	519,000
Bixby, OK Pub. Works Auth. Util. RRB, 7.25%, 11/01/2019	AA	1,750,000	1,957,690
California Dept. Wtr. Resources RB:
5.25%, 05/01/2007	AAA	3,000,000	3,320,760
5.75%, 12/01/2019	AAA	10,000,000	10,295,000
Cherokee Cnty., GA Wtr. & Swr. RB, 6.90%, 08/01/2018	AAA	5,000	5,070
Chesapeake, VA Wtr. & Swr. Sys. RB, 6.40%, 07/01/2017	A+	1,585,000	1,618,856
Houston, TX Wtr. & Swr. Sys. RB, 6.75%, 12/01/2008	A+	1,345,000	1,363,749
Los Angeles, CA Waste water Sys. RRB:
Ser. D, 5.38%, 11/01/2006	AAA	5,400,000	5,692,896
Ser. D, 5.38%, 11/01/2009	AAA	5,100,000	5,343,423
New Jersey Dist. Wtr. Supply RB, Wanaque No. Proj., 6.25%,
11/15/2017, (Insd. by MBIA)	AAA	705,000	729,111
New Jersey Econ. Dev. Wtr. RB, 6.50%, 04/01/2022	AAA	2,750,000	2,808,795
North Jersey Dist. Wtr. Supply RB, 6.00%, 07/01/2021	AAA	550,000	571,643
Northeast Morgan Cnty., AL Wtr. & Swr. RB, Ser. A, 5.50%, 05/01/2015	AAA	500,000	536,820
Philadelphia, PA Wtr. & Wstwtr., 5.50%, 06/15/2014	AAA	2,210,000	2,286,510
San Francisco, CA City Swr. RRB:
5.90%, 10/01/2008	AAA	400,000	409,420
6.00%, 10/01/2011	AAA	500,000	511,585
Texas Wtr. Dev. Board RB, 6.00%, 07/15/2013	AAA	250,000	255,780
Washoe Cnty., NV Wtr. Fac. RB, 6.65%, 06/01/2017	AAA	10,000,000	10,381,000
48,607,108
Total Municipal Obligations			744,571,573
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

November 30, 2002 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 16.5%
MUTUAL FUND SHARES 16.5%
Evergreen Institutional Municipal Money Market Fund (o) ##	150,912,270	$ 150,912,270
Total Investments (cost $899,017,645) 97.9%		895,483,843
Other Assets and Liabilities 2.1%		18,811,380
Net Assets 100.0%		$ 914,295,223

(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
(v)	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.
(o)	The advisor of the fund and the advisor of the money market fund are each a subsidiary of Wachovia Corporation.
#	When-issued security
##	All or a portion of the security has been segregated for when-issued securities.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations:
ACA	American Credit Association
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Association
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Corp.
FHA	Federal Housing Authority
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
RB	Revenue Bond
RHA	Residential Housing Authority
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

The following table shows the percent of total investments invested by geographic location as of November 30, 2002:
Alabama	1.8%
Alaska	1.6%
Arizona	0.6%
Arkansas	0.9%
California	10.1%
Colorado	0.4%
Connecticut	0.1%
Delaware	0.5%
District of Columbia	0.3%
Florida	4.8%
Georgia	0.5%
Hawaii	0.5%
Idaho	0.1%
Illinois	1.7%
Indiana	2.4%
Iowa	1.9%
Kansas	0.4%
Kentucky	1.0%
Louisiana	4.5%
Maryland	0.6%
Massachusetts	2.3%
Michigan	0.8%
Minnesota	0.7%
Mississippi	0.2%
Missouri	0.2%
Montana	0.5%
Nebraska	0.1%
Nevada	5.1%
New Hampshire	1.0%
New Jersey	2.7%
New Mexico	0.4%
New York	2.9%
North Dakota	0.3%
North Carolina	0.4%
Ohio	1.4%
Oklahoma	0.7%
Pennsylvania	8.6%
Puerto Rico	0.8%
Rhode Island	2.7%
South Carolina	1.3%
Tennessee	1.4%
Texas	7.8%
Utah	0.9%
Vermont	0.1%
Virginia	1.0%
Washington	0.9%
West Virginia	1.4%
Wisconsin	1.3%
Wyoming	0.2%
Non-state specific	17.2%
Total	100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2002 (unaudited)

Assets
Identified cost of securities	$ 899,017,645
Net unrealized losses on securities	(3,533,802)

Market value of securities	895,483,843
Receivable for securities sold	2,478,653
Receivable for Fund shares sold	7,776,370
Interest receivable	15,240,030
Prepaid expenses and other assets	102,761

Total assets	921,081,657

Liabilities
Dividends payable	2,547,491
Payable for securities purchased	2,983,196
Payable for Fund shares redeemed	1,116,794
Advisory fee payable	36,851
Distribution Plan expenses payable	44,573
Due to other related parties	7,504
Accrued expenses and other liabilities	50,025

Total liabilities	6,786,434

Net assets	$ 914,295,223

Net assets represented by
Paid-in capital	$ 939,506,104
Overdistributed net investment income	(1,389,946)
Accumulated net realized losses on securities	(20,287,133)
Net unrealized losses on securities	(3,533,802)

Total net assets	$ 914,295,223

Net assets consists of
Class A	$ 483,638,874
Class B	231,764,705
Class C	191,328,337
Class I	7,563,307

Total net assets	$ 914,295,223

Shares outstanding
Class A	55,751,969
Class B	26,780,687
Class C	21,980,983
Class I	871,898

Net asset value per share
Class A	$ 8.67
Class A -- Offering price (based on sales charge of 4.75%)	$ 9.10
Class B	$ 8.65
Class C	$ 8.70
Class I	$ 8.67

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2002 (unaudited)

Investment income
Interest	$ 19,836,671

Expenses
Advisory fee	2,070,506
Distribution Plan expenses
Class A	570,906
Class B	1,103,426
Class C	776,386
Administrative services fees	418,560
Transfer agent fee	281,709
Trustees’ fees and expenses	5,307
Printing and postage expenses	34,148
Custodian fee	112,826
Registration and filing fees	93,741
Professional fees	12,717
Other	6,272

Total expenses	5,486,504
Less: Expense reductions	(3,262)
Fee waivers	(181,951)

Net expenses	5,301,291

Net investment income	14,535,380

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(279,871)
Net change in unrealized gains or losses on securities	(3,122,424)

Net realized and unrealized gains or losses on securities	(3,402,295)

Net increase in net assets resulting from operations	$ 11,133,085

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2002 (unaudited)		Year Ended May 31, 2002

Operations
Net investment income		$ 14,535,380		$ 24,722,094
Net realized gains or losses on securities		(279,871)		2,900,257
Net change in unrealized gains or losses on securities		(3,122,424)		1,305,146

Net increase in net assets resulting from operations		11,133,085		28,927,497

Distributions to shareholders from
Net investment income
Class A		(8,825,666)		(13,937,661)
Class B		(3,403,740)		(7,678,681)
Class C		(2,398,561)		(3,410,776)
Class I		(89,936)		(104,230)

Total distributions to shareholders		(14,717,903)		(25,131,348)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	21,285,945	185,657,500	29,660,420	257,580,782
Class B	4,772,984	41,530,307	7,613,377	66,064,360
Class C	8,789,791	76,925,136	7,965,702	69,525,714
Class I	430,083	3,744,623	327,349	2,851,820

		307,857,566		396,022,676

Net asset value of shares issued in reinvestment of distributions
Class A	382,054	3,332,158	806,319	7,019,453
Class B	153,675	1,336,927	360,304	3,127,691
Class C	123,326	1,079,295	219,176	1,913,709
Class I	2,836	24,835	2,044	17,789

		5,773,215		12,078,642

Automatic conversion of Class B shares to Class A shares
Class A	184,815	1,614,487	2,203,819	19,148,642
Class B	(185,258)	(1,614,487)	(2,210,271)	(19,148,642)

		0		0

Payment for shares redeemed
Class A	(11,623,483)	(101,262,351)	(8,072,915)	(70,244,741)
Class B	(1,969,761)	(17,121,818)	(4,392,700)	(38,101,194)
Class C	(1,163,093)	(10,167,301)	(1,434,029)	(12,509,210)
Class I	(16,483)	(144,011)	(42,117)	(367,274)

		(128,695,481)		(121,222,419)

Net increase in net assets resulting from capital share transactions		184,935,300		286,878,899

Total increase in net assets		181,350,482		290,675,048
Net assets
Beginning of period		732,944,741		442,269,693

End of period		$ 914,295,223		$ 732,944,741

Overdistributed net investment income		$ (1,389,946)		$ (1,207,423)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

The Evergreen High Income Municipal Bond Fund (“High Income Fund”) is a diversified series of Evergreen Municipal Trust (the “Trust”), a Delaware business trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Institutional (“Class I”) shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge, but pay a higher ongoing distribution fee than Class A and are sold subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.55% and declining to 0.45% as net assets increase.

Stamper Capital & Investments, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

During the six months ended November 30, 2002, the investment advisor waived its fees in the amount of $181,951 which represents 0.04% of the Fund’s average daily net assets.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

Evergreen Distributor, Inc. (“EDI”), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for Class B and Class C shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $327,335,818 and $218,180,808, respectively, for the six months ended November 30, 2002.

On November 30, 2002, the aggregate cost of securities for federal income tax purposes was $899,017,645. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,446,696 and $15,980,498, respectively, with a net unrealized depreciation of $3,533,802.

As of May 31, 2002, the Fund had capital loss carryovers for federal income tax purposes as follows:

Capital Loss Carryovers	2006	2007	2008	2009	2010

$18,930,739	$7,834	$241,156	$ 6,020,065	$12,263,935	$397,749

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other certain funds in the Evergreen fund family may participate in an interfund lending program. This program allows the funds to borrow from, or lend money to, other participating funds.

During the six months ended November 30, 2002, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. During the six months ended November 30, 2002, the Fund received expense reductions from expense offset arrangements of $3,262 which represents 0.00% of its average daily net assets.

8. DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended November 30, 2002, the Fund had no borrowings under this agreement.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI-STEEL – South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Thomas L. McVerry Trustee DOB: 8/2/1938 Term of office since: 1993 Other directorships: None	Principal occupations: Director of Carolina Cooperative Credit Union; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President in the law firm of Kellam & Pettit, P.A.; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (new business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, 411 Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Senior Vice President, Boyden International Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Consultant, Managed Health Care; Former President, Primary Physician Care; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Chairman, Environmental Warranty, Inc. (insurance agency); Former Executive Consultant, Drake Beam Morin, Inc. (executive outplacement); Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director Middlesex Mutual Assurance Company; Former Chairman, Board of Trustees, Hartford Graduate Center; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Current Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen Funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.
OFFICERS
William M. Ennis[3] President DOB: 6/26/1960 Term of office since: 1999	President and Chief Executive Officer, Evergreen Investment Company, Inc. and Chief Operating Officer, Capital Management Group, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.; former Senior Manager, KPMG LLP.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; former Vice President and Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt[5] Vice President and Assistant Treasurer DOB: 6/6/1963 Term of office since: 1998	Vice President, Tax, BISYS Fund Services; former Assistant Vice President, EAMC/First Union National Bank; former Senior Tax Consulting/Acting Manager, Investment Companies Group, PricewaterhouseCoopers LLP, New York.

Bryan Haft[5] Vice President DOB: 1/23/1965 Term of office since: 1998	Team Leader, Fund Administration, BISYS Fund Services.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 105 Evergreen funds.

2 Mr. Wagoner is an “interested person” of the fund because of his ownership of shares in Wachovia Corporation (formerly First Union Corporation), the parent to the fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 The address of the Officer is 3435 Stelzer Road, Columbus, OH 43219. Additional information about the fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Additional information about the fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $233 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of November 30, 2002

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

The Dalbar Mutual Fund Service Award symbolizes the achievement of the highest tier of service to shareholders within the mutual fund industry. It is awarded only to firms that exceed industry norms in key service areas. Evergreen Investments was measured against 62 mutual fund service providers.

564617 1/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034